Equity (Tables)	12 Months Ended
Jun. 30, 2020
Schedule of warrants activity

	Number of shares	Weighted average life	Expiration dates

Balance of warrants outstanding as of July 1, 2017	8,500,000	0.47 years	December 18, 2017
Expiration of IPO warrants	(8,500,000)
Grants of private placement warrants	359,727	5 years	November 20, 2022
Balance of warrants outstanding as of June 30, 2018	359,727	4.39 years
Grants of registered direct offering warrants	1,809,420	5 years	May 23, 2024
Grants of placement agent warrants	227,600	5 years	May 23, 2024
Balance of warrants outstanding as of June 30, 2019	2,396,747	4.68 years	*
Balance of warrants outstanding as of June 30, 2020	2,396,747	3.67 years	*

*	Among the 2,396,747 shares of warrants, 359,727 shares will expire on November 20, 2020, 2,037,020 shares will be expire on May 23, 2024.

Schedule of key assumption used in estimates
	June 30, 2020	June 30, 2019

Terms of warrants	2.39 years	3.39 years
Exercise price	1.31	1.31
Risk free rate of interest	0.29%	2.77%
Dividend yield	0.00%	0.00
Annualized volatility of underlying stock	174.05%	187.99%

Series A Warrants [Member]
Schedule of key assumption used in estimates
	On May 24, 2019	On June 30, 2019	On June 30, 2020
Terms of warrants	5 years	4.9 years	3.9 years
Exercise price	1.86	1.86	0.51
Risk free rate of interest	2.77%	2.77%	0.29%
Dividend yield	0.00%	0.00%	0.00%
Annualized volatility of underlying stock	189.72%	187.99%	174.05%